Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table provides information about the compensation paid to our principal executive officer (“PEO”), who is our CEO, and our other named executive officers (“NEOs”), the performance of the Company’s common stock and our net income.

Pay Versus Performance

Year (1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (in thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$952,413	$910,314	$483,610	$453,285	$129.47	$29,617
2024	$867,331	$900,387	$463,180	$462,692	$133.17	$28,619
2023	$740,274	$765,574	$401,285	$397,303	$114.31	$29,776
(1)	Andrew J. Ryback was our Chief Executive Officer and President and our remaining NEOs were Richard L. Belstock, Chief Financial Officer, and Jeffrey T. Moore, Chief Credit Officer.
(2)

“Compensation actually paid” to executive officers in columns (c) and (e) is adjusted in accordance with Item 402(v) of SEC Regulation S-K and does not reflect all compensation actually earned, received, or realized by our executive officers, including with respect to equity awards. These adjustments for equity awards are described in the following tables:

PEO Total Compensation Amount	$ 952,413	$ 867,331	$ 740,274
PEO Actually Paid Compensation Amount	$ 910,314	900,387	765,574
Adjustment To PEO Compensation, Footnote
Adjustments to Determine Compensation “Actually Paid” for PEO	2025	2024	2023
Deduction for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	$0	$(44,400)	$0
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$0	$48,096	$0
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$(27,581)	$30,888	$32,640
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$(14,518)	$(3,552)	$(9,364)
Total Adjustments	$(42,099)	$33,056	$25,299

Non-PEO NEO Average Total Compensation Amount	$ 483,610	463,180	401,285
Non-PEO NEO Average Compensation Actually Paid Amount	$ 453,285	462,692	397,303
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at compensation “actually paid” to our non-PEO NEOs during each of the years in question:
Average of Adjustments to Determine Compensation “Actually Paid” for Other NEO	2025	2024	2023
Deduction for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	$0	$(31,450)	$0
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$0	$27,229	$0
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$(19,536)	$21,879	$23,120
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$(10,788)	$(2,516)	$(6,222)
Total Adjustments	$(30,325)	$17,166	$18,922

Compensation Actually Paid vs. Total Shareholder Return
As shown in the chart, the PEO’s compensation actually paid (“CAP”) increased by 1% and the other NEOs’ CAP decreased by 6% in 2025. Total Shareholder Return declined by 3% from 2024 to 2025.

As shown in the chart, the Company’s net income declined slightly in 2024 but increased in 2025, despite significant nonrecurring costs related to the acquisition of Cornerstone Community Bancorp. The PEO and other NEOs’ CAP reflects actual incentive earned under the incentive plans and the biannual granting of option awards. The Company’s incentive payments are tied to the Company’s financial performance.

38

Proposal 2: Executive Compensation

Compensation Actually Paid vs. Net Income
As shown in the chart, the PEO’s compensation actually paid (“CAP”) increased by 1% and the other NEOs’ CAP decreased by 6% in 2025. Total Shareholder Return declined by 3% from 2024 to 2025.

As shown in the chart, the Company’s net income declined slightly in 2024 but increased in 2025, despite significant nonrecurring costs related to the acquisition of Cornerstone Community Bancorp. The PEO and other NEOs’ CAP reflects actual incentive earned under the incentive plans and the biannual granting of option awards. The Company’s incentive payments are tied to the Company’s financial performance.

38

Proposal 2: Executive Compensation

Total Shareholder Return Amount	$ 129.47	133.17	114.31
Net Income (Loss)	29,617,000	28,619,000	29,776,000
PEO Name				Andrew J. Ryback
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,099)	33,056	25,299
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(44,400)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	48,096	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,581)	30,888	32,640
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,518)	(3,552)	(9,364)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,325)	17,166	18,922
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(31,450)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	27,229	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,536)	21,879	23,120
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,788)	$ (2,516)	$ (6,222)